DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE LIABILITIES
Schedule of fair value adjustment relating to derivative liabilities

	Year Ended
	December 31,	December 31,
	2022	2021
Gain from FV adjustment on contingent consideration	$61,675	$83,657
Gain (loss) from FV adjustment on purchase consideration settlement	(1,780)	102
Gain from settlement of contingent consideration	3,186	—
Total	$63,081	$83,759